Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Acquired customer relationships	397,979	396,499	62,219
Acquired license and others	2,556	30,834	4,839
Less: accumulated amortization	(80,236)	(121,533)	(19,071)
Intangible assets, net	320,299	305,800	47,987